Segment, Product and Geographic Information - Revenue from contracts with customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Segment, Product and Geographic Information
Contract liabilities-current	$ 37,663	$ 6,622
Contract liabilities-non-current	10,221	$ 0
Revenue that was included in contract liability balance at beginning of period	$ 6,146